Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [line items]
Tax loss carryforwards	$ (78.3)
Other differences between basis: account x tax	(30.9)	$ 9.5	$ (27.1)
Assets and liabilities held for sale	(48.1)	(97.6)
Deferred tax assets (liabilities), net	(322.5)	(408.2)	$ (370.1)	$ (271.6)
Total deferred tax liability	(370.6)	(505.8)
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporarily non-deductible provisions	111.8	155.3
Tax loss carryforwards	16.6	7.1
Functional currency effect of the non monetary assets	(428.8)	(529.1)
Gains not realized from sales of the Company to subsidiaries	20.8	14.7
Effect of differences by fixed asset	(39.0)	(21.4)
Other differences between basis: account x tax	(3.9)	(33.1)
Assets and liabilities held for sale	0.0	(1.7)
Deferred tax assets (liabilities), net	(322.5)	(408.2)
Total deferred tax asset	48.1	97.6
Total deferred tax liability	$ (370.6)	$ (505.8)